LEASES - Minimum payments lease liabilities (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
LEASES
Total minimum payments lease liabilities	$ 2,500,022	$ 2,661,143
Buildings
LEASES
Total minimum payments lease liabilities	2,470,523	2,603,694
Vehicles
LEASES
Total minimum payments lease liabilities	399	899
Computer equipment
LEASES
Total minimum payments lease liabilities	29,100	56,550
Maturity less than 1 year
LEASES
Total minimum payments lease liabilities	24,207	16,693
Maturity less than 1 year | Buildings
LEASES
Total minimum payments lease liabilities	21,050	13,492
Maturity less than 1 year | Vehicles
LEASES
Total minimum payments lease liabilities	193	84
Maturity less than 1 year | Computer equipment
LEASES
Total minimum payments lease liabilities	2,964	3,117
Maturity between 1 and 3 years
LEASES
Total minimum payments lease liabilities	89,785	71,696
Maturity between 1 and 3 years | Buildings
LEASES
Total minimum payments lease liabilities	73,316	52,100
Maturity between 1 and 3 years | Vehicles
LEASES
Total minimum payments lease liabilities	206	330
Maturity between 1 and 3 years | Computer equipment
LEASES
Total minimum payments lease liabilities	16,263	19,266
Maturity between 3 and 5 years
LEASES
Total minimum payments lease liabilities	303,020	130,599
Maturity between 3 and 5 years | Buildings
LEASES
Total minimum payments lease liabilities	301,470	110,495
Maturity between 3 and 5 years | Vehicles
LEASES
Total minimum payments lease liabilities		229
Maturity between 3 and 5 years | Computer equipment
LEASES
Total minimum payments lease liabilities	1,550	19,875
Maturity more than 5 years
LEASES
Total minimum payments lease liabilities	2,083,010	2,442,155
Maturity more than 5 years | Buildings
LEASES
Total minimum payments lease liabilities	2,074,687	2,427,607
Maturity more than 5 years | Vehicles
LEASES
Total minimum payments lease liabilities		256
Maturity more than 5 years | Computer equipment
LEASES
Total minimum payments lease liabilities	$ 8,323	$ 14,292